COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Commitments and contingencies information
Purchase commitments relating to capital expenditures	$ 62,300,000
Total	104,839,000
Contingent liability for guarantees
Commitments and contingencies information
Guarantees	533,200,000
2022
Commitments and contingencies information
Total	73,151,000
2023
Commitments and contingencies information
Total	7,221,000
2024
Commitments and contingencies information
Total	4,283,000
2025
Commitments and contingencies information
Total	4,067,000
2026
Commitments and contingencies information
Total	2,340,000
Thereafter
Commitments and contingencies information
Total	$ 13,777,000
Creston Mascota mine | Minimum
Commitments and contingencies information
Royalties percentage	2.50%
Creston Mascota mine | Maximum
Commitments and contingencies information
Royalties percentage	3.50%
La India mine | Minimum
Commitments and contingencies information
Royalties percentage	2.00%
La India mine | Maximum
Commitments and contingencies information
Royalties percentage	3.00%
Hope Bay Mine
Commitments and contingencies information
Number of Royalty Agreements	3
Percentage on net smelter returns (as a percent)	1.00%
Royalties percentage	12.00%
Hope Bay Mine | Net Smelter Royalty
Commitments and contingencies information
Number of Royalty Agreements	2
Hope Bay Mine | Net profit interest
Commitments and contingencies information
Number of Royalty Agreements	1
Pinos Altos mine | Minimum
Commitments and contingencies information
Royalties percentage	2.50%
Pinos Altos mine | Maximum
Commitments and contingencies information
Royalties percentage	3.50%
Finland | Kittila mine
Commitments and contingencies information
Period of royalty payments commencement	12 months
Percentage on net smelter returns (as a percent)	2.00%
Quebec, Canada | LaRonde Zone 5 mine
Commitments and contingencies information
Percentage on net smelter returns (as a percent)	2.00%
Quebec, Canada | Terrex property at the LaRonde mine
Commitments and contingencies information
Royalties percentage	5.00%
Nunavut, Canada | Meliadine Mine
Commitments and contingencies information
Percentage on net smelter returns (as a percent)	1.20%
Nunavut, Canada | Meadowbank Complex
Commitments and contingencies information
Percentage on net smelter returns (as a percent)	1.40%
Royalties percentage	12.00%
Canadian Malartic Corporation and Canadian Malartic GP | Canada.. | Minimum
Commitments and contingencies information
Royalties percentage	1.50%
Canadian Malartic Corporation and Canadian Malartic GP | Canada.. | Maximum
Commitments and contingencies information
Royalties percentage	5.00%